Marketable Securities	12 Months Ended
May 31, 2018
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE D – MARKETABLE SECURITIES

The following tables summarize marketable securities held at May 31, 2018 and 2017 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2018
Equity securities:
Mutual funds - foreign	$46,123	$1,839	$(1,197)	$46,765
Mutual funds - domestic	99,833	727	(2,770)	97,790
Total equity securities	145,956	2,566	(3,967)	144,555
Fixed maturity:
U.S. treasury and other government	23,562	39	(552)	23,049
Corporate bonds	432	43	(8)	467
Total fixed maturity securities	23,994	82	(560)	23,516
Total	$169,950	$2,648	$(4,527)	$168,071

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2017
Equity securities:
Stocks - domestic	$2,391	$76	$-	$2,467
Mutual funds - foreign	35,169	2,470	(204)	37,435
Mutual funds - domestic	102,671	2,084	(3,118)	101,637
Total equity securities	140,231	4,630	(3,322)	141,539
Fixed maturity:
U.S. treasury and other government	22,176	120	(177)	22,119
Corporate bonds	706	97	(6)	797
Total fixed maturity securities	22,882	217	(183)	22,916
Total	$163,113	$4,847	$(3,505)	$164,455

Marketable securities, included in other current and long-term assets totaling $97.4 million and $70.7 million at May 31, 2018, respectively, and included in other current and long-term assets totaling $89.5 million and $75.0 million at May 31, 2017, respectively, are composed of available-for-sale securities and are reported at fair value.  We carry a portion of our marketable securities portfolio in long-term assets since they are generally held for the settlement of our general and product liability insurance claims processed through our wholly owned captive insurance subsidiaries.

Marketable securities are composed of available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders’ equity. Other-than-temporary declines in market value from original cost are reflected in investment income, net in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment’s amortized cost or cost, as appropriate, exceeds its related market value.  During May 2017, we made the decision to shift a portion of our investments away from active equity portfolio management and into index funds and, from time to time, we may make additional changes to our investment portfolio and its management.  In addition to the $168.1 million in available-for-sale securities presented in the table above, as of May 31, 2018, we held approximately $9.9 million in trading securities in relation to our deferred compensation plan.  At May 31, 2017, the fair value of trading securities approximated $7.8 million.

Gross gains realized on sales of investments were $11.9 million, $12.6 million and $6.9 million for the years ended May 31, 2018, 2017 and 2016, respectively.  During fiscal 2018, 2017 and 2016, we recognized gross realized losses on sales of investments of $1.8 million, $4.4 million and $0.4 million, respectively.  During fiscal 2017 and 2016, we recognized losses of approximately $0.4 million and $3.8 million, respectively, for securities deemed to have other-than-temporary impairments.  During fiscal 2018, there were no such losses.  These amounts are included in investment (income), net in the Consolidated Statements of Income.

Summarized below are the available-for-sale securities we held at May 31, 2018 and May 31, 2017 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2018		May 31, 2017
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$106,253	$(4,527)	$59,987	$(3,505)
Unrealized losses with a loss position for less than 12 months	68,376	(1,570)	40,854	(2,983)
Unrealized losses with a loss position for more than 12 months	37,877	(2,957)	19,133	(522)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. The unrealized losses generally relate to investments whose fair values at May 31, 2018 were less than 15% below their original cost. From time to time, we may experience significant volatility in general economic and market conditions.  If we were to experience unrealized losses that were to continue for longer periods of time, or arise to more significant levels of unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of debt securities at May 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$7,374	$7,275
One year through five years	12,520	12,244
Six years through ten years	3,024	2,883
After ten years	1,076	1,114
	$23,994	$23,516